Stock-Based Compensation Option Rollforward (Details) (Common Shares, 2005 and 2013 Long-Term Incentive Plans, Stock Options, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Shares | 2005 and 2013 Long-Term Incentive Plans | Stock Options
Stock compensation, stock option rollforward schedule, number of options
Outstanding, begin of period	2,714,000	3,214,000	2,834,000
Exercisable options, begin of period	1,359,000	1,928,000	1,533,000
Granted options	1,116,000	1,213,000	677,000
Exercised options	(233,000)	(892,000)	(47,000)
Forfeited options	(144,000)	(574,000)	(117,000)
Expired options	(65,000)	(247,000)	(133,000)
Outstanding, end of period	3,388,000	2,714,000	3,214,000
Exercisable options, end of period	1,586,000	1,359,000	1,928,000
Stock compensation, stock option rollforward schedule, other information
Options outstanding, begin of period - weighted average exercise price	$ 42.22	$ 41.58	$ 43.07
Options exercisable, begin of period - weighted average exercise price	$ 46.91	$ 43.99	$ 46.23
Options granted, weighted average exercise price	$ 41.21	$ 32.45	$ 34.91
Options exercised, weighted average exercise price	$ 32.80	$ 34.78	$ 29.82
Options forfeited, weighted average exercise price	$ 35.09	$ 34.17	$ 38.45
Options expired, weighted average exercise price	$ 45.68	$ 48.35	$ 46.17
Options outstanding, end of period - weighted average exercise price	$ 41.51	$ 42.22	$ 41.58
Options exercisable, end of period - weighted average exercise price	$ 45.28	$ 46.91	$ 43.99
Options granted, weighted average grant date fair value	$ 10.68	$ 11.53	$ 12.61
Aggregate intrinsic value, options exercised	$ 1,966,000	$ 6,787,000	$ 205,000
Aggregate intrinsic value, options outstanding	7,495,000
Aggregate intrinsic value, options exercisable	$ 2,984,000
Weighted average remaining contractual life, outstanding	6 years 8 months
Weighted average remaining contractual life, exercisable	4 years 5 months